Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
Grants in period - Fair value
	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
D.	January 2, 2012	December 31, 2014	8,000	$8.660
E.	February 3, 2012	December 31, 2014	1,000	$8.275
F.	November 14, 2012	December 31, 2014	315,000	$5.345

Activity for non-vested share awards
	Number of shares	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	317,000	$10.515
Granted	324,000	$5.489
Vested	(108,667)	$10.47
Non-vested, December 31, 2012	532,333	$8.430